FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity			$ 1,000.0	$ 1,000.0
Accounts receivable, maximum amount available to sell			$ 400.0	400.0
Accounts receivable, amount sold to financial institution	$ 453.6	$ 303.7
Accounts receivable, amount sold to financial institution, fees	$ 39.9	44.9
Strengthening in the relevant foreign currency against the Canadian dollar (in percent)	5.00%		5.00%
Profit (loss)	$ (415.0)	296.3
Other comprehensive income from continuing operations	$ 191.8	$ (1.4)
Equity swap agreement, common shares (in shares) | shares	2,100,000	2,400,000
Letters of credit and guarantees, net	$ 406.2	$ 244.5
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 73.3
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	55 days		55 days
Top of range
Disclosure of detailed information about financial instruments [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	85 days		85 days
U.S. Federal Government
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%	21.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis to interest rate change (in percent)	1.00%
Profit (loss)	$ 5.2	$ 7.2
Other comprehensive income from continuing operations	0.0	0.0
Currencies (sold/bought)
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,829.3	$ 2,916.5
Currencies (sold/bought) | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 400.0
Unsecured senior notes, term loans and revolving credit facility | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Long-term debt (lease liabilities), including current portion			$ 1,660.9	$ 1,638.6
Foreign currency and interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate (in percent)	86.00%	93.00%	86.00%	93.00%